Non-controlling interests (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jul. 31, 2023
Non-controlling interests [abstract]
Acquisition percentage			34.66%
Ownership interest	19.48%	19.84%